Related party transactions - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) director	Dec. 31, 2022 EUR (€) director	Dec. 31, 2021 EUR (€)	May 10, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Number of members of board of directors | director	17	17
Assets held for sale | €	€ 94	€ 94	€ 223
PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	29.40%	29.40%
Consideration paid | €	€ 282
TCCC
Disclosure of transactions between related parties [line items]
Assets held for sale | €	€ 40	€ 40
TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term		10 years
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	19.24%	19.24%
Number of members of board of directors | director	2	2
Consideration paid, asset sale agreement | €				€ 182
TCCC | Entities with joint control or significant influence over entity | TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term		10 years
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	20.87%	20.87%
Number of members of board of directors | director	3	3
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors | director	5	5